SHARE CAPITAL AND SHARE APPLICATION MONIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF SHARE CAPITAL APPLICATION

	2021	2022
Number of shares:
At beginning of financial year	6,078,341	7,479,745
Issued	1,401,404	964,715
At end of financial year	7,479,745	8,444,460

Paid-up capital (S$):
At beginning of financial year	3,500,000	6,548,960
Issued	2,190,355	1,222,650
Transfer from share application monies	858,605	1,141,395
At end of financial year	6,548,960	8,913,005

Share application monies (S$):
At beginning of financial year	-	1,141,395
Amount received	2,000,000	-
Transfer to paid-up capital	(858,605)	(1,141,395)
At end of financial year	1,141,395	-